American Funds® Global Insight Fund
Investment portfolio
July 31, 2024
unaudited

Common stocks 94.21% Information technology 18.31%	Shares	Value (000)
Broadcom, Inc.	2,558,892	$411,163
Microsoft Corp.	814,329	340,675
Apple, Inc.	1,285,437	285,470
ASML Holding NV	260,781	239,554
SAP SE	857,321	180,883
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,016,268	168,497
KLA Corp.	162,734	133,941
Keyence Corp.	242,060	105,303
Fujitsu, Ltd.	5,460,000	97,506
Accenture PLC, Class A	226,592	74,916
Capgemini SE	339,967	67,472
Analog Devices, Inc.	284,509	65,830
GoDaddy, Inc., Class A1	372,422	54,169
TDK Corp.	717,815	49,994
ServiceNow, Inc.[1]	58,543	47,677
STMicroelectronics NV	1,277,997	42,455
Globant SA1	216,336	42,123
Salesforce, Inc.	136,226	35,255
Tokyo Electron, Ltd.	174,600	35,254
Nomura Research Institute, Ltd.	1,128,300	34,862
Texas Instruments, Inc.	167,397	34,117
Infineon Technologies AG	871,646	30,208
OBIC Co., Ltd.	145,100	22,098
Adobe, Inc.[1]	27,367	15,097
Lam Research Corp.	11,998	11,053
Constellation Software, Inc.	2,782	8,778
		2,634,350
Industrials 17.38%
Safran SA	1,164,160	255,282
FedEx Corp.	473,212	143,028
Northrop Grumman Corp.	277,555	134,426
General Electric Co.	761,263	129,567
HEICO Corp.	341,432	82,401
HEICO Corp., Class A	169,853	32,291
ABB, Ltd.	2,002,451	111,126
Airbus SE, non-registered shares	731,217	110,421
Ingersoll-Rand, Inc.	1,080,231	108,455
Rolls-Royce Holdings PLC[1]	18,176,742	104,855
AMETEK, Inc.	495,191	85,906
SMC Corp.	165,600	80,948
Epiroc AB, Class A	4,236,721	79,045
Armstrong World Industries, Inc.	533,290	70,074
DSV A/S	308,784	56,644
ITOCHU Corp.	1,073,800	55,130
RELX PLC	1,168,436	55,126
American Funds Global Insight Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
CSX Corp.	1,434,900	$50,365
RTX Corp.	425,601	50,004
Recruit Holdings Co., Ltd.	793,400	45,346
Boeing Co.[1]	229,431	43,730
Daikin Industries, Ltd.	295,900	42,855
Mitsubishi Corp.	2,051,600	42,625
Honeywell International, Inc.	196,969	40,329
ITT, Inc.	284,723	40,277
Ryanair Holdings PLC (ADR)	391,728	39,682
MTU Aero Engines AG	136,182	38,559
TransDigm Group, Inc.	28,745	37,202
Canadian National Railway Co. (CAD denominated)	312,604	36,188
Carrier Global Corp.	502,514	34,226
Waste Connections, Inc.	188,330	33,479
Axon Enterprise, Inc.[1]	100,543	30,164
Saia, Inc.[1]	69,264	28,942
ATS Corp.[1]	914,633	27,486
Lincoln Electric Holdings, Inc.	127,310	26,151
TFI International, Inc. (CAD denominated)	155,606	24,221
United Airlines Holdings, Inc.[1]	495,837	22,521
Delta Air Lines, Inc.	473,373	20,365
Veralto Corp.	167,076	17,804
GE Vernova, Inc.[1]	77,696	13,849
BAE Systems PLC	679,737	11,347
Norfolk Southern Corp.	32,834	8,194
		2,500,636
Health care 13.35%
Novo Nordisk AS, Class B	3,186,120	422,172
AstraZeneca PLC	1,760,357	279,097
UnitedHealth Group, Inc.	314,032	180,933
Abbott Laboratories	1,308,172	138,588
Regeneron Pharmaceuticals, Inc.[1]	116,262	125,469
EssilorLuxottica SA	500,505	114,267
Danaher Corp.	391,506	108,478
AbbVie, Inc.	546,448	101,268
Daiichi Sankyo Co., Ltd.	1,165,900	47,451
BeiGene, Ltd. (ADR)[1]	268,096	44,659
HOYA Corp.	338,300	42,276
Genmab AS1	138,954	39,293
Bristol-Myers Squibb Co.	798,785	37,990
Terumo Corp.	2,064,500	36,874
Johnson & Johnson	225,814	35,645
Innovent Biologics, Inc.[1]	6,413,500	31,868
Eli Lilly and Co.	39,242	31,561
Amgen, Inc.	75,644	25,149
Straumann Holding AG	168,487	21,747
Merck & Co., Inc.	188,949	21,376
Mettler-Toledo International, Inc.[1]	11,504	17,498
Moderna, Inc.[1]	78,016	9,301
Molina Healthcare, Inc.[1]	23,106	7,885
		1,920,845
American Funds Global Insight Fund — Page 2 of 8

unaudited
Common stocks (continued) Financials 11.87%	Shares	Value (000)
JPMorgan Chase & Co.	744,437	$158,416
Visa, Inc., Class A	502,662	133,542
London Stock Exchange Group PLC	1,049,224	127,861
Marsh & McLennan Companies, Inc.	553,393	123,169
AIA Group, Ltd.	15,487,400	103,221
Mastercard, Inc., Class A	172,494	79,987
S&P Global, Inc.	158,615	76,885
CME Group, Inc., Class A	391,090	75,758
Aon PLC, Class A	225,325	74,022
DBS Group Holdings, Ltd.	2,537,035	69,563
Skandinaviska Enskilda Banken AB, Class A	4,161,649	63,914
Wells Fargo & Co.	939,649	55,759
Arthur J. Gallagher & Co.	188,539	53,449
Hong Kong Exchanges and Clearing, Ltd.	1,706,600	50,325
Partners Group Holding AG	37,045	49,886
DNB Bank ASA	2,385,294	49,249
NatWest Group PLC	10,220,426	48,232
State Street Corp.	524,726	44,586
MSCI, Inc.	80,542	43,554
UniCredit SpA	962,193	39,471
PNC Financial Services Group, Inc.	211,201	38,249
Toast, Inc., Class A1	1,104,772	28,901
Chubb, Ltd.	93,821	25,863
Carlyle Group, Inc. (The)	361,042	17,958
Blackstone, Inc.	121,637	17,291
Jack Henry & Associates, Inc.	98,719	16,928
Arch Capital Group, Ltd.[1]	176,189	16,875
Euronext NV	103,292	10,436
ICICI Bank, Ltd. (ADR)	309,432	9,008
Brookfield Asset Management, Ltd., Class A	124,577	5,435
		1,707,793
Consumer discretionary 8.04%
Industria de Diseño Textil, SA	3,094,975	149,971
Hilton Worldwide Holdings, Inc.	676,746	145,277
Amadeus IT Group SA, Class A, non-registered shares	1,724,313	113,375
Royal Caribbean Cruises, Ltd.	540,143	84,651
MercadoLibre, Inc.[1]	49,929	83,327
Hermès International	36,680	80,122
LVMH Moët Hennessy-Louis Vuitton SE	110,170	77,649
adidas AG	249,241	62,356
Amazon.com, Inc.[1]	332,971	62,259
Tractor Supply Co.	196,821	51,827
B&M European Value Retail SA	7,583,726	45,692
Ferrari NV (EUR denominated)	95,731	39,386
Churchill Downs, Inc.	249,977	35,887
Marriott International, Inc., Class A	137,382	31,227
Evolution AB	288,116	27,804
Stellantis NV	1,228,291	20,454
YUM! Brands, Inc.	131,839	17,512
Kering SA	46,964	14,441
H World Group, Ltd.	2,221,000	6,652
American Funds Global Insight Fund — Page 3 of 8

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group, Ltd.	1,067,000	$4,456
China Tourism Group Duty Free Corp., Ltd., Class H2	414,500	2,935
		1,157,260
Consumer staples 7.55%
Nestlé SA	1,292,690	131,222
L’Oréal SA, non-registered shares	300,987	130,338
Philip Morris International, Inc.	1,121,105	129,106
Anheuser-Busch InBev SA/NV	1,767,828	105,056
Anheuser-Busch InBev SA/NV (ADR)[2]	124,301	7,396
Danone SA	1,328,492	86,439
Carlsberg A/S, Class B	638,819	77,241
Dollar General Corp.	610,996	73,558
Costco Wholesale Corp.	68,638	56,420
Imperial Brands PLC	1,683,156	46,456
Constellation Brands, Inc., Class A	188,242	46,149
General Mills, Inc.	641,630	43,079
Keurig Dr Pepper, Inc.	1,142,081	39,151
Uni-Charm Corp.	1,087,800	36,406
Pernod Ricard SA	267,630	35,842
British American Tobacco PLC	984,071	34,907
Coca-Cola Co.	121,921	8,137
		1,086,903
Communication services 6.20%
Alphabet, Inc., Class A	1,141,820	195,868
Alphabet, Inc., Class C	815,443	141,194
Comcast Corp., Class A	2,120,069	87,495
Charter Communications, Inc., Class A1	229,820	87,267
Meta Platforms, Inc., Class A	177,045	84,066
Koninklijke KPN NV	19,212,631	75,613
Electronic Arts, Inc.	416,641	62,888
América Móvil, SAB de CV, Class B (ADR)	3,202,541	53,547
Nintendo Co., Ltd.	765,500	42,528
T-Mobile US, Inc.	169,965	30,981
Netflix, Inc.[1]	29,888	18,780
Tencent Holdings, Ltd.	167,900	7,752
Singapore Telecommunications, Ltd.	1,680,000	3,869
		891,848
Energy 4.31%
TotalEnergies SE	3,375,032	227,619
BP PLC	21,685,786	127,894
TC Energy Corp. (CAD denominated)	2,442,696	103,713
Chevron Corp.	440,406	70,672
ConocoPhillips	416,317	46,295
Cenovus Energy, Inc.	1,142,030	22,989
EQT Corp.	634,195	21,886
		621,068
Materials 3.82%
Shin-Etsu Chemical Co., Ltd.	2,556,900	114,241
Air Liquide SA	601,780	109,675
Givaudan SA	19,080	93,554
Linde PLC	163,537	74,164
American Funds Global Insight Fund — Page 4 of 8

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Sika AG	225,990	$68,599
Freeport-McMoRan, Inc.	1,502,127	68,212
Sherwin-Williams Co.	59,854	20,997
		549,442
Utilities 2.89%
Engie SA	6,238,751	98,054
Edison International	736,685	58,942
AES Corp.	2,908,115	51,735
CenterPoint Energy, Inc.	1,777,811	49,334
CMS Energy Corp.	678,202	43,948
Sempra	544,327	43,579
Constellation Energy Corp.	198,880	37,747
Entergy Corp.	283,013	32,821
		416,160
Real estate 0.49%
Link REIT	7,867,769	33,060
Equinix, Inc. REIT	33,611	26,561
Welltower, Inc. REIT	94,772	10,543
		70,164
Total common stocks (cost: $10,725,654,000)		13,556,469
Short-term securities 6.16% Money market investments 6.14%
Capital Group Central Cash Fund 5.32%[3,4]	8,833,865	883,386
Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.22%[3,5]	2,728,530	2,729
Total short-term securities (cost: $886,118,000)		886,115
Total investment securities 100.37% (cost: $11,611,772,000)		14,442,584
Other assets less liabilities (0.37)%		(52,879)
Net assets 100.00%		$14,389,705
Investments in affiliates4

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.32%[3]	$221,986	$2,907,565	$2,246,265	$134	$(34)	$883,386	$24,311

American Funds Global Insight Fund — Page 5 of 8

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $4,091,000, which represented .03% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 7/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds Global Insight Fund — Page 6 of 8

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,728,761	$905,589	$—	$2,634,350
Industrials	1,411,327	1,089,309	—	2,500,636
Health care	885,800	1,035,045	—	1,920,845
Financials	1,095,635	612,158	—	1,707,793
Consumer discretionary	511,967	645,293	—	1,157,260
Consumer staples	402,996	683,907	—	1,086,903
Communication services	762,086	129,762	—	891,848
Energy	265,555	355,513	—	621,068
Materials	163,373	386,069	—	549,442
Utilities	318,106	98,054	—	416,160
Real estate	37,104	33,060	—	70,164
Short-term securities	886,115	—	—	886,115
Total	$8,468,825	$5,973,759	$—	$14,442,584

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
American Funds Global Insight Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-122-0924
American Funds Global Insight Fund — Page 8 of 8